CONSOLIDATED STATEMENTS OF CHAGNES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Unearned ESOP Shares	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Sep. 30, 2011	$ 58,573	$ 34	$ 31,955	$ 28,242	$ (2,698)	$ 1,040
Net income	1,579			1,579
Dividends paid	(405)			(405)
ESOP compensation earned	159		24		135
Stock based compensation expense
Change in unrealized gain (loss) on securities available for sale, net of taxes	676					676
Ending balance at Sep. 30, 2012	60,582	34	31,979	29,416	(2,563)	1,716
Net income	2,156			2,156
Stock repurchasing	(2,258)	(2)	(2,256)
Dividends paid	(498)			(498)
ESOP compensation earned	191		56		135
Stock based compensation expense	228	2	226
Change in unrealized gain (loss) on securities available for sale, net of taxes	(2,496)					(2,496)
Ending balance at Sep. 30, 2013	$ 57,905	$ 34	$ 30,005	$ 31,074	$ (2,428)	$ (780)